Dividends paid	12 Months Ended
Jun. 30, 2019
Dividends paid
Dividends paid	30Dividends paid
Final dividend — prior year	6 269	4 842	5 650
Interim dividend — current year	3 683	3 110	2 978

	9 952	7 952	8 628

Forecast cash flow on final dividend — current year	—	4 898	4 844